Parent Company Only Condensed Financial Information, Condensed Statements of Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Income [Abstract]
Dividends from subsidiaries		$ 231	$ 245
Expenses [Abstract]
Interest on subordinated debentures		158	208
Income tax benefit	[1]	(2,284)	(2,048)
NET INCOME		11,732	10,259
Comprehensive Income		10,004	12,167
Parent Company [Member]
Income [Abstract]
Interest on notes		20	41
Dividends from subsidiaries		6,650	4,125
Expenses [Abstract]
Interest on notes		31	82
Interest on subordinated debentures		158	208
Operating expenses		379	344
Income before income taxes and equity in undistributed earnings of subsidiaries		6,102	3,532
Income tax benefit		112	121
Equity in undistributed earnings of subsidiaries		5,518	6,606
NET INCOME		11,732	10,259
Comprehensive Income		$ 10,004	$ 12,167

[1]	Effective income tax rates were 16.3% for 2021 and 16.6% for 2020